Related Party Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due to related parties	$ 32	$ 24
NSPML | Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	185	(324)
M&NP | Non-Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	16	$ 11
WTI
Related Party Transaction [Line Items]
Development assets sale amount to related party	$ 15